Business combination - Additional Information (Details)		12 Months Ended
	Jun. 03, 2021 CAD ($) item $ / shares shares	Aug. 31, 2021 CAD ($)	Aug. 31, 2020 CAD ($)	Jun. 03, 2021 USD ($) $ / shares shares	Feb. 16, 2021 shares
Disclosure of detailed information about business combination [line items]
Shares Issued | shares	284,495			284,495	30,000
Revenues		$ 1,360,000
Net earnings		530,000
Goodwill		9,033,638	$ 0
EBR
Disclosure of detailed information about business combination [line items]
Shares Issued | shares	7,858,078			7,858,078
Shares outstanding | shares	7,858,078			7,858,078
Number of operating fleet over ships in California | item	20
Cash consideration	$ 4,582,367	189,196		$ 5,546,039
Equity consideration	$ 3,474,232
Shares Issued | shares	284,495			284,495
Per Share Value | (per share)	$ 10.09			$ 12.21
Share Issue Related Cost		$ 13,170